Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	$ 5,214	$ 5,315
Post-employment benefits	583	650
Other long-term employee benefits	43	47
Share-based compensation expense	40,668	16,172
Total	$ 46,508	$ 22,184